Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery	A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:
	For the years ended December 31,
	2023	2022	2021
Net loss before income taxes	$(5,162,454)	$(6,701,203)	$(8,167,154)

Income tax expenses attributable to net income at Singapore statutory rate of 17% (*)	(877,617)	(1,139,205)	(1,388,416)
Effect of different tax rates in other jurisdictions	51,540	(63,730)	(48,323)
Non-deductible expenses	302,956	537,800	34,595
Singapore tax exemption or non-taxable income	—	—	(7,159)
Unrecognized deferred tax asset	523,121	665,135	1,409,303
Total tax provision	$—	$—	$—

(*)      The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

Schedule of Components of the Deferred Tax Assets	The components of the deferred tax assets are as follows:
	As of December 31,
	2023	2022
Tax loss carry forwards	$10,358,050	$4,348,685
Deferred tax assets	1,760,869	1,408,101
Valuation allowance	(1,760,869)	(1,408,101)
Total deferred tax assets, net	$—	$—